Document and Entity Information	Jun. 30, 2023
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2023
Document Effective Date	Jun. 30, 2023
Prospectus Date	Dec. 16, 2022
Invesco DWA SmallCap Momentum ETF | Invesco DWA SmallCap Momentum ETF
Prospectus:
Trading Symbol	DWAS
Invesco PureBeta MSCI USA ETF | Invesco PureBeta MSCI USA ETF
Prospectus:
Trading Symbol	PBUS
Invesco Treasury Collateral ETF | Invesco Treasury Collateral ETF
Prospectus:
Trading Symbol	CLTL
Invesco VRDO Tax-Free ETF | Invesco VRDO Tax-Free ETF
Prospectus:
Trading Symbol	PVI